ING LOGO AMERICAS US Legal Services Maria Stewart Paralegal (860) 723-2234 Fax: (860) 723-2215 July 26, 2005 BY EDGARLINK

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549 Attention: Filing Desk
Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: ING Map PlusNP File Nos.: 333-109860 and 811-2513 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 ("Post-Effective Amendment No. 5") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 5 of the Registrant's Registration Statement on Form N-4 which was declared effective on July 20, 2005. The text of Post-Effective Amendment No. 5 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at (860) 723-2234 or Michael A. Pignatella at (860) 723-2239.

Sincerely,

/s/ Maria Stewart

Maria Stewart
Paralegal

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation